Stockholders' Equity - Summary of Non-vested Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-vested Options, Number of Options [Roll Forward]
Non-vested, beginning of period (in shares)	25	101
Granted (in shares)	42		94
Vested (in shares)	(13)	(45)
Forfeited (in shares)	(2)	(114)
Non-vested, end of period (in shares)	52	25	101
Non-vested Options, Weighted Average Exercise Price [Roll Forward]
Non-vested, beginning of period (in dollars per share)	$ 6,686.40	$ 7,892.50
Granted (in dollars per share)	84
Vested (in dollars per share)	6,707.08	9,397.50
Forfeited (in dollars per share)	6,664.00	6,730.50
Non-vested, end of period (in dollars per share)	$ 1,349.38	$ 6,686.40	$ 7,892.50